Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 227,051	$ 398,731
Less: allowance for credit losses	(7)	(2,443)
Accounts receivable, net	$ 227,044	$ 396,288